Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Current CEO ($)(1)	Compensation Actually Paid to Current CEO ($)(2)	Summary Compensation Table Total for Former CEO ($)(1)		Summary Compensation Actually Paid to Former CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment (4) based on:		Net Income ($ in 000’s)	Adjusted Operating Margin(6)
								Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2025	11,045,949	25,032,037	N/A		N/A	4,581,269	8,130,009	192.75	138.77	587,081	29.1%
2024	8,777,208	14,851,421	N/A		N/A	3,766,773	4,510,333	149.17	133.76	465,690	24.2%
2023	27,966,653	26,532,662	2,796,530	(7)	2,684,241	5,528,381	4,028,868	121.38	130.87	325,129	19.8%
2022	N/A	N/A	10,529,870	(8)	9,724,702	3,425,442	3,231,790	125.27	97.55	940,524	35.3%
2021	N/A	N/A	10,233,276		13,016,105	3,328,925	4,066,077	144.14	120.41	844,245	34.3%

Company Selected Measure Name		adjusted operating margin.(7)For 2023, our Former CEO was Scott Anderson.(8)For 2021 and 2022, our Former CEO was Robert C. Biesterfeld Jr
Named Executive Officers, Footnote	Amounts reported in the compensation columns above reflect the following individuals:

Year	CEO	Non-CEO NEOs
2025	David P. Bozeman	Damon J. Lee, Arun D. Rajan, Dorothy G. Capers, Michael J. Short
2024	David P. Bozeman	Damon J. Lee, Arun D. Rajan, Michael D. Castagnetto, Michael J. Short, Michael P. Zechmeister
2023	David P. Bozeman, Scott Anderson	Michael P. Zechmeister, Arun D. Rajan, Angela K. Freeman, Michael J. Short
2022	Robert C. Biesterfeld Jr.	Michael P. Zechmeister, Arun D. Rajan, Mac S. Pinkerton, Michael J. Short
2021	Robert C. Biesterfeld Jr.	Michael P. Zechmeister, Mac S. Pinkerton, Arun D. Rajan, Michael J. Short

Adjustment To PEO Compensation, Footnote	Amounts reported represent the amount of “Compensation Actually Paid,” as computed in accordance with SEC rules. Our NEOs did not participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table total related to pension value is not needed. Compensation Actually Paid to Current CEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

2025 ($)
Compensation Reported in Summary Compensation Table for Current CEO	11,045,949
Less: Value of stock and option awards reported in Summary Compensation Table	(6,984,383)
Plus: Year-end fair value of awards granted during the fiscal year that are unvested and outstanding	10,006,486
Plus: Year-end fair value of awards granted during the fiscal year that vested in the fiscal year	1,539,582
Plus/Less: The difference between fair value from the end of the prior fiscal year to the vesting date of equity awards that were granted during a prior fiscal year that vested in this fiscal year	4,834,787
Plus/Less: The difference between fair value of equity awards from the end of the prior fiscal year to the end of the fiscal year of equity awards that were granted during a prior fiscal year that remain unvested and outstanding during the fiscal year	5,979,472
Less: Prior fiscal year-end fair value of awards that were granted during a prior fiscal year that failed to vest during the fiscal year	(1,389,856)
Total Adjustments	13,986,088
Compensation Actually Paid to Current CEO	$25,032,037

Non-PEO NEO Average Total Compensation Amount		$ 4,581,269	$ 3,766,773	$ 5,528,381	$ 3,425,442	$ 3,328,925
Non-PEO NEO Average Compensation Actually Paid Amount		$ 8,130,009	4,510,333	4,028,868	3,231,790	4,066,077
Adjustment to Non-PEO NEO Compensation Footnote	Refer above for the list of the Non-CEO NEOs included in the figures for 2021 through 2025. Average Compensation Actually Paid to Non-CEO NEOs reflects the following adjustments from Average Total Compensation reported in the Summary Compensation Table:

2025 ($)
Average Compensation Reported in Summary Compensation Table	4,581,269
Less: Value of stock and option awards reported in Summary Compensation Table	(2,603,324)
Plus: Year-end value of awards granted during the fiscal year that are unvested and outstanding	3,861,471
Plus: Year-end value of awards granted during the fiscal year that vested in the fiscal year	526,003
Plus/Less: The difference between fair value from the end of the prior fiscal year to the vesting date of equity awards that were granted during a prior fiscal year that vested in this fiscal year	601,787
Plus/Less: The difference between fair value from the end of the prior fiscal year to the end of the fiscal year of equity awards that were granted during a prior fiscal year that remain unvested and outstanding during the fiscal year	1,581,561
Less: Prior year fair value of awards that were granted during a prior fiscal year that failed to vest in the fiscal year	(418,758)
Total Adjustments	3,548,740
Average Compensation Actually Paid	$8,130,009

Compensation Actually Paid vs. Total Shareholder Return
(1)TSR in the above chart reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.
		(2)Current CEO represents David P. Bozeman, Former CEO includes Scott Anderson and Robert C. Biesterfeld Jr.
Compensation Actually Paid vs. Net Income		Compensation Actually Paid versus Total Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid versus Adjusted Operating Margin %
Total Shareholder Return Vs Peer Group		Total shareholder return (“TSR”) is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.Our peer group used for the TSR calculation is the Nasdaq Transportation Index, which is the industry index used to show our performance in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
Tabular List, Table
The following table lists the most important financial performance measures we used to link Compensation Actually Paid to the NEOs for fiscal 2025 to our performance:
Financial Performance Measures

Adjusted Operating Margin(1)
Diluted Earnings Per Share
Adjusted Gross Profit(1)
(1)Additional information about adjusted gross profit and adjusted operating margin, including a reconciliation to gross profit and operating margin, is available in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Total Shareholder Return Amount		$ 192.75	149.17	121.38	125.27	144.14
Peer Group Total Shareholder Return Amount		138.77	133.76	130.87	97.55	120.41
Net Income (Loss)		$ 587,081	$ 465,690	$ 325,129	$ 940,524	$ 844,245
Company Selected Measure Amount		0.291	0.242	0.198	0.353	0.343
Additional 402(v) Disclosure
(1)Additional information about adjusted gross profit and adjusted operating margin, including a reconciliation to gross profit and operating margin, is available in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for fiscal 2025 to our company’s performance, is adjusted operating margin.
(7)For 2023, our Former CEO was Scott Anderson.
	(8)For 2021 and 2022, our Former CEO was Robert C. Biesterfeld Jr.
David P. Bozeman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 11,045,949	$ 8,777,208	$ 27,966,653
PEO Actually Paid Compensation Amount		$ 25,032,037	$ 14,851,421	$ 26,532,662
PEO Name		David P. Bozeman	David P. Bozeman	David P. Bozeman, Scott Anderson
Scott P. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,796,530
PEO Actually Paid Compensation Amount				$ 2,684,241
PEO Name				David P. Bozeman, Scott Anderson
Robert C. Biesterfeld Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 10,529,870	$ 10,233,276
PEO Actually Paid Compensation Amount					$ 9,724,702	$ 13,016,105
PEO Name					Robert C. Biesterfeld Jr.	Robert C. Biesterfeld Jr.
PEO | David P. Bozeman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 13,986,088
PEO | David P. Bozeman [Member] | Value Of Awards, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,984,383)
PEO | David P. Bozeman [Member] | Stock Awards Unvested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,006,486
PEO | David P. Bozeman [Member] | Stock Awards Vested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,539,582
PEO | David P. Bozeman [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,834,787
PEO | David P. Bozeman [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,979,472
PEO | David P. Bozeman [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,389,856)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 3,548,740
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted Operating Margin(1)
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name		Diluted Earnings Per Share
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted Gross Profit(1)
Non-PEO NEO | Value Of Awards, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,603,324)
Non-PEO NEO | Stock Awards Unvested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,861,471
Non-PEO NEO | Stock Awards Vested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		526,003
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		601,787
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,581,561
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (418,758)